LEASE OBLIGATIONS - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE OBLIGATIONS
Beginning of year	$ 2,179	$ 2,908
Acquisition of Contact Gold Corp.		27
Additions	10,780	1,590
Interest expense (note 7)	529	160
Lease payments	(3,018)	(1,511)
Derecognition	(64)	(586)
Due to changes in exchange rates	114	(409)
End of year	10,520	2,179
Current	4,173	833
Non-current	6,347	1,346
Lease liabilities	$ 10,520	$ 2,179